CERTAIN TRANSACTIONS (Details 4) (USD $)	0 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Schedule Of Equity Method Investments [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	$ 448,700	$ 431,442	$ 412,000	$ 305,000
Xenon [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations					Under the agreement, Teva paid Xenon an upfront fee of $41 million. Dr. Michael Hayden, Teva’s President of Global R&D and Chief Scientific Officer, is the founder, a minority shareholder and a member of the board of directors of Xenon. In order to avoid potential conflicts of interest, Teva has established certain procedures to exclude Dr. Hayden from any involvement in Teva's decision-making related to Xenon.